John Hancock
Multi-Asset Absolute Return Fund
Quarterly portfolio holdings 10/31/2024

Fund’s investments
As of 10-31-24 (unaudited)
	Shares	Value
Common stocks 90.8%		$282,297,340
(Cost $201,515,072)
Brazil 0.3%		1,040,111
Ambev SA	155,400	339,784
Cia de Saneamento Basico do Estado de Sao Paulo	5,500	87,606
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	3,922	62,321
CPFL Energia SA	21,900	124,144
Hypera SA	52,200	199,557
M Dias Branco SA	52,400	226,699
Canada 0.3%		1,034,632
CGI, Inc. (A)	4,100	454,185
The Toronto-Dominion Bank	10,500	580,447
China 1.7%		5,419,217
Alibaba Group Holding, Ltd., ADR	6,325	619,724
Baidu, Inc., ADR (A)	2,296	209,464
China Construction Bank Corp., H Shares	665,000	516,197
China Longyuan Power Group Corp., Ltd., H Shares	403,000	358,351
China Railway Group, Ltd., H Shares	56,000	27,945
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	40,862	258,778
Hengan International Group Company, Ltd.	12,500	36,911
Industrial & Commercial Bank of China, Ltd., H Shares	273,000	163,761
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	103,300	405,971
Meituan, Class B (A)(B)	450	10,634
Midea Group Company, Ltd., Class A	23,700	237,577
NetEase, Inc., ADR	2,965	238,712
PICC Property & Casualty Company, Ltd., H Shares	46,000	69,781
Ping An Insurance Group Company of China, Ltd., H Shares	89,000	551,425
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	73,600	45,800
Sinopharm Group Company, Ltd., H Shares	180,800	450,425
Tencent Holdings, Ltd.	13,700	714,347
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Titan Wind Energy Suzhou Company, Ltd., Class A	37,597	48,359
Vipshop Holdings, Ltd., ADR	6,586	95,102
Wuliangye Yibin Company, Ltd., Class A	6,100	125,949
Yum China Holdings, Inc.	5,305	234,004
Denmark 2.1%		6,479,997
Novo Nordisk A/S, Class B	57,772	6,479,997
France 2.4%		7,307,419
LVMH Moet Hennessy Louis Vuitton SE	2,984	1,986,508
Sanofi SA	19,002	2,008,126
Vinci SA	29,573	3,312,785
Germany 1.5%		4,518,587
Allianz SE	5,679	1,787,778
Deutsche Telekom AG	90,324	2,730,809
Hong Kong 0.1%		198,339
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
China Resources Land, Ltd.	59,500	198,339
Hungary 0.0%		31,620
Richter Gedeon NYRT	1,094	31,620
2	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Indonesia 0.2%		$485,394
Telkom Indonesia Persero Tbk PT	2,715,600	485,394
Ireland 2.0%		6,097,787
Accenture PLC, Class A	14,915	5,142,990
Medtronic PLC	10,698	954,797
Israel 0.5%		1,652,770
Check Point Software Technologies, Ltd. (A)	9,542	1,652,770
Japan 1.3%		4,137,198
Hoya Corp.	11,800	1,578,770
KDDI Corp.	41,400	1,290,827
Nippon Telegraph & Telephone Corp.	1,313,800	1,267,601
Mexico 0.4%		1,246,050
Arca Continental SAB de CV	40,300	343,777
Coca-Cola Femsa SAB de CV	12,645	104,638
Fomento Economico Mexicano SAB de CV	9,100	88,160
Grupo Financiero Banorte SAB de CV, Series O	35,800	249,855
Kimberly-Clark de Mexico SAB de CV, Class A	319,000	459,620
Netherlands 0.2%		639,414
Prosus NV (A)	15,163	639,414
Philippines 0.0%		29,614
PLDT, Inc.	1,205	29,614
South Africa 0.2%		777,710
Naspers, Ltd., N Shares	1,990	470,331
Nedbank Group, Ltd.	5,263	89,205
Standard Bank Group, Ltd.	15,847	218,174
South Korea 1.2%		3,671,589
Cheil Worldwide, Inc.	7,450	99,357
DB Insurance Company, Ltd.	1,515	119,411
Hyundai Glovis Company, Ltd.	3,492	307,234
Hyundai Mobis Company, Ltd.	1,159	208,310
LG Corp.	688	37,596
NongShim Company, Ltd.	569	153,996
Samsung Electronics Company, Ltd.	17,846	757,759
Samsung Fire & Marine Insurance Company, Ltd.	2,596	629,376
Samsung SDS Company, Ltd.	3,658	377,260
SK Square Company, Ltd. (A)	2,081	125,671
SK Telecom Company, Ltd.	19,185	787,339
SK Telecom Company, Ltd., ADR	3,000	68,280
Spain 1.0%		3,212,781
Iberdrola SA	216,283	3,212,781
Switzerland 0.8%		2,544,825
Chubb, Ltd.	3,145	888,274
Nestle SA	17,531	1,656,551
Taiwan 1.7%		5,267,722
Hon Hai Precision Industry Company, Ltd.	33,000	211,521
Sinbon Electronics Company, Ltd.	13,000	106,414
Taiwan Semiconductor Manufacturing Company, Ltd.	63,000	1,975,648
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	15,609	2,974,139
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	3

	Shares	Value
Thailand 0.2%		$540,876
Advanced Info Service PCL	7,700	62,678
Bangkok Bank PCL	10,800	47,004
Thai Beverage PCL	466,500	186,594
Thai Union Group PCL	550,500	244,600
United Kingdom 2.9%		9,139,935
Diageo PLC	98,981	3,056,727
Reckitt Benckiser Group PLC	37,501	2,274,975
Rightmove PLC	65,040	495,254
St. James’s Place PLC	191,161	2,005,406
Unilever PLC	21,414	1,307,573
United States 69.8%		216,823,753
Adobe, Inc. (A)	11,616	5,553,377
Advanced Micro Devices, Inc. (A)	13,371	1,926,360
Air Products & Chemicals, Inc.	4,009	1,244,915
Akamai Technologies, Inc. (A)	19,843	2,005,730
Alphabet, Inc., Class A	81,482	13,942,385
American Electric Power Company, Inc.	11,949	1,179,964
Apple, Inc.	7,810	1,764,357
Automatic Data Processing, Inc.	31,832	9,207,088
AutoZone, Inc. (A)	1,656	4,982,904
Baxter International, Inc.	16,594	592,406
Becton, Dickinson and Company	18,749	4,379,579
Booking Holdings, Inc.	673	3,147,116
Bristol-Myers Squibb Company	18,111	1,010,050
Cadence Design Systems, Inc. (A)	12,353	3,410,910
Centene Corp. (A)	17,551	1,092,725
Cisco Systems, Inc.	85,220	4,667,499
Colgate-Palmolive Company	34,601	3,242,460
Comcast Corp., Class A	76,091	3,322,894
Conagra Brands, Inc.	39,037	1,129,731
CVS Health Corp.	41,513	2,343,824
eBay, Inc.	56,448	3,246,324
Elevance Health, Inc.	8,709	3,533,764
Emerson Electric Company	8,775	950,069
Eversource Energy	19,500	1,284,075
Fiserv, Inc. (A)	9,656	1,910,922
Fortinet, Inc. (A)	70,370	5,535,304
General Mills, Inc.	5,262	357,921
Global Payments, Inc.	26,282	2,725,706
Globe Life, Inc.	4,921	519,658
Intuit, Inc.	684	417,445
Johnson & Johnson	31,597	5,051,096
Kenvue, Inc.	57,568	1,320,034
Labcorp Holdings, Inc.	10,598	2,419,205
Marsh & McLennan Companies, Inc.	16,340	3,566,042
Mastercard, Inc., Class A	11,030	5,510,478
McDonald’s Corp.	11,717	3,422,653
McKesson Corp.	1,220	610,720
Merck & Company, Inc.	11,503	1,176,987
Meta Platforms, Inc., Class A	4,855	2,755,601
Microsoft Corp.	31,576	12,830,900
Mondelez International, Inc., Class A	42,970	2,942,586
Monster Beverage Corp. (A)	93,070	4,902,928
4	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
MSCI, Inc.	9,781	$5,586,907
NextEra Energy, Inc.	19,541	1,548,624
NIKE, Inc., Class B	58,363	4,501,538
NVIDIA Corp.	11,979	1,590,332
Oracle Corp.	10,106	1,696,191
O’Reilly Automotive, Inc. (A)	853	983,628
Paychex, Inc.	12,731	1,773,810
PayPal Holdings, Inc. (A)	6,273	497,449
PepsiCo, Inc.	35,108	5,830,737
Pfizer, Inc.	20,669	584,933
Ross Stores, Inc.	32,872	4,592,876
Sempra	9,078	756,833
Starbucks Corp.	56,584	5,528,257
Stryker Corp.	6,075	2,164,401
Synopsys, Inc. (A)	4,219	2,166,921
Sysco Corp.	33,365	2,500,707
Texas Roadhouse, Inc.	25,747	4,920,767
The Cigna Group	11,791	3,711,925
The Coca-Cola Company	94,317	6,159,843
The Hershey Company	2,402	426,547
The J.M. Smucker Company	2,499	283,661
The Procter & Gamble Company	20,276	3,349,190
The TJX Companies, Inc.	28,973	3,274,818
UnitedHealth Group, Inc.	3,677	2,075,667
Verizon Communications, Inc.	33,950	1,430,314
Visa, Inc., Class A	24,863	7,206,541
W.W. Grainger, Inc.	2,088	2,316,072
Waste Management, Inc.	10,320	2,227,572

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 3.5%				$10,799,204
(Cost $10,709,704)
U.S. Government 3.5%				10,799,204
U.S. Treasury
Note	0.625	08-15-30	386,000	315,676
Note	0.875	11-15-30	807,700	666,700
Note (D)	1.250	08-15-31	735,300	607,197
Note	1.625	05-15-31	881,200	751,533
Note	1.875	02-15-32	1,435,800	1,224,076
Note	2.875	05-15-32	1,020,200	930,454
Note	3.375	05-15-33	714,700	669,473
Note	3.500	02-15-33	322,400	305,398
Note	3.875	08-15-34	1,034,000	1,000,395
Note (D)	4.000	02-15-34	1,722,800	1,685,652
Note	4.125	11-15-32	1,095,400	1,087,099
Note	4.375	05-15-34	191,500	192,846
Note	4.500	11-15-33	1,340,400	1,362,705

Total investments (Cost $212,224,776) 94.3%	$293,096,544
Other assets and liabilities, net 5.7%	17,578,108
Total net assets 100.0%	$310,674,652

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	5

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
The fund had the following portfolio composition as a percentage of net assets on 10-31-24:
Common stocks	90.8%
Information technology	18.3%
Health care	13.9%
Consumer staples	13.9%
Consumer discretionary	13.8%
Financials	11.5%
Communication services	9.8%
Industrials	6.5%
Utilities	2.6%
Materials	0.4%
Real estate	0.1%
U.S. Government and Agency obligations	3.5%
Other assets and liabilities, net	5.7%
TOTAL	100.0%
6	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	344	Long	Dec 2024	$39,296,589	$38,001,250	$(1,295,339)
2-Year U.S. Treasury Note Futures	151	Long	Jan 2025	31,388,838	31,101,281	(287,557)
5-Year U.S. Treasury Note Futures	390	Long	Jan 2025	42,827,415	41,833,594	(993,821)
Canadian 10-Year Bond Futures	71	Long	Dec 2024	6,350,832	6,221,647	(129,185)
ASX SPI 200 Index Futures	34	Short	Dec 2024	(4,575,518)	(4,541,075)	34,443
Euro STOXX 50 Index Futures	198	Short	Dec 2024	(10,563,313)	(10,428,421)	134,892
FTSE 100 Index Futures	65	Short	Dec 2024	(7,040,823)	(6,827,129)	213,694
Mini MSCI Emerging Markets Index Futures	160	Short	Dec 2024	(8,863,047)	(9,012,800)	(149,753)
Nikkei 225 Mini Index Futures	191	Short	Dec 2024	(4,534,507)	(4,816,483)	(281,976)
S&P 500 E-Mini Index Futures	166	Short	Dec 2024	(47,270,450)	(47,629,550)	(359,100)
S&P Mid 400 E-Mini Index Futures	46	Short	Dec 2024	(14,110,675)	(14,322,560)	(211,885)
						$(3,325,587)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	233,249	EUR	143,000	BARC	11/14/2024	—	$(2,094)
AUD	229,457	EUR	140,000	BOA	11/14/2024	—	(1,325)
AUD	196,463	GBP	100,000	BARC	11/14/2024	$362	—
AUD	463,000	JPY	44,306,845	BARC	11/14/2024	12,749	—
AUD	531,000	JPY	52,559,435	BOA	11/14/2024	3,120	—
AUD	563,000	NOK	4,066,238	BARC	11/14/2024	876	—
AUD	623,000	SEK	4,361,579	BNP	11/14/2024	473	—
AUD	401,943	USD	272,494	BARC	11/14/2024	—	(7,948)
AUD	453,614	USD	304,858	BNP	11/14/2024	—	(6,303)
AUD	676,849	USD	459,106	BOA	11/14/2024	—	(13,625)
AUD	974,287	USD	661,872	GSI	11/14/2024	—	(20,626)
CAD	226,852	AUD	244,000	BNP	11/14/2024	2,385	—
CAD	248,986	EUR	166,000	BNP	11/14/2024	—	(1,759)
CAD	87,323	EUR	58,000	BOA	11/14/2024	—	(379)
CAD	620,276	GBP	351,000	BARC	11/14/2024	—	(6,963)
CAD	102,000	JPY	10,899,779	BARC	11/14/2024	1,451	—
CAD	333,000	NOK	2,640,259	BARC	11/14/2024	—	(794)
CAD	449,000	SEK	3,411,586	BARC	11/14/2024	2,219	—
CAD	621,000	SEK	4,738,504	BNP	11/14/2024	1,188	—
CAD	4,635,983	USD	3,431,175	BARC	11/14/2024	—	(100,517)
CAD	7,537,013	USD	5,528,288	GSI	11/14/2024	—	(113,425)
CHF	248,946	GBP	232,000	GSI	11/8/2024	—	(10,745)
CHF	1,326,907	GBP	1,209,000	GSI	11/14/2024	—	(20,690)
CHF	286,173	USD	335,391	BARC	11/14/2024	—	(3,641)
CHF	4,532,692	USD	5,289,003	GSI	11/14/2024	—	(34,410)
DKK	64,651,093	USD	9,652,134	BARC	11/14/2024	—	(219,892)
DKK	2,503,841	USD	374,625	BNP	11/14/2024	—	(9,329)
DKK	3,463,038	USD	514,080	BOA	11/14/2024	—	(8,842)
DKK	5,299,086	USD	784,384	GSI	11/14/2024	—	(11,277)
EUR	250,000	AUD	410,060	BNP	11/14/2024	2,159	—
EUR	2,673,000	CAD	4,030,029	BOA	11/14/2024	13,416	—
EUR	1,507,000	GBP	1,287,909	BARC	11/14/2024	—	(20,771)
EUR	1,506,000	GBP	1,291,807	GSI	11/14/2024	—	(26,887)
EUR	412,000	JPY	66,566,071	BARC	11/14/2024	9,663	—
EUR	1,192,000	JPY	190,130,008	BOA	11/14/2024	44,163	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	7

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	3,235,000	NOK	38,056,778	BNP	11/14/2024	$60,447	—
EUR	239,000	NOK	2,822,225	BOA	11/14/2024	3,501	—
EUR	1,545,000	NOK	18,239,320	GSI	11/14/2024	23,066	—
EUR	241,000	NZD	431,071	BARC	11/14/2024	4,586	—
EUR	391,000	NZD	711,848	BNP	11/14/2024	—	$(17)
EUR	2,302,307	USD	2,555,355	BARC	11/14/2024	—	(50,005)
EUR	3,948,655	USD	4,367,548	BNP	11/14/2024	—	(70,657)
EUR	14,752,392	USD	16,368,956	BOA	11/14/2024	—	(315,537)
EUR	5,322,696	USD	5,861,836	GSI	11/14/2024	—	(69,726)
EUR	9,595,930	USD	10,531,752	JPM	11/14/2024	—	(89,548)
GBP	223,000	CHF	247,227	BOA	11/8/2024	1,132	—
GBP	205,000	CHF	229,413	BARC	11/14/2024	—	(1,616)
GBP	116,710	EUR	140,000	BARC	11/14/2024	—	(1,857)
GBP	4,719,000	NOK	65,960,654	GSI	11/14/2024	88,173	—
GBP	1,129,000	SEK	15,320,726	GSI	11/14/2024	17,108	—
GBP	6,000	USD	7,706	JPM	11/8/2024	31	—
GBP	1,046,788	USD	1,382,554	BARC	11/14/2024	—	(32,788)
GBP	87,862	USD	115,213	BNP	11/14/2024	—	(1,921)
GBP	1,146,975	USD	1,511,825	BOA	11/14/2024	—	(32,875)
GBP	504,601	USD	657,256	GSI	11/14/2024	—	(6,605)
JPY	27,261,744	AUD	272,000	BOA	11/14/2024	633	—
JPY	143,531,199	EUR	883,000	BARC	11/14/2024	—	(14,999)
JPY	5,265,449	NOK	386,000	BARC	11/14/2024	—	(393)
JPY	31,556,103	NZD	361,000	GSI	11/14/2024	—	(7,829)
JPY	413,962,064	USD	2,848,451	BARC	11/14/2024	—	(120,434)
JPY	110,445,240	USD	767,835	BNP	11/14/2024	—	(39,999)
JPY	145,118,906	USD	985,989	BOA	11/14/2024	—	(29,653)
JPY	124,898,013	USD	871,082	GSI	11/14/2024	—	(48,002)
JPY	8,168,038,196	USD	55,954,619	JPM	11/14/2024	—	(2,127,100)
NOK	5,701,824	AUD	786,000	BARC	11/14/2024	1,048	—
NOK	1,785,252	AUD	245,000	BNP	11/14/2024	1,051	—
NOK	3,061,249	EUR	260,000	BOA	11/14/2024	—	(4,623)
NOK	1,273,272	NZD	193,000	BARC	11/14/2024	393	—
NOK	2,980,000	SEK	2,913,322	BARC	11/14/2024	—	(2,650)
NZD	638,000	JPY	56,199,539	BARC	11/14/2024	11,002	—
NZD	1,522,000	SEK	9,652,692	BNP	11/14/2024	3,341	—
NZD	329,000	USD	206,237	BOA	11/14/2024	—	(9,580)
NZD	335,000	USD	207,724	GSI	11/14/2024	—	(7,481)
SEK	7,020,283	AUD	1,015,000	BNP	11/14/2024	—	(8,815)
SEK	4,403,978	AUD	640,000	BOA	11/14/2024	—	(7,681)
SEK	5,001,647	CAD	656,000	BNP	11/14/2024	—	(1,624)
SEK	1,220,587	GBP	89,000	BARC	11/14/2024	—	(143)
SEK	16,690,044	GBP	1,236,000	BNP	11/14/2024	—	(26,494)
SEK	18,154,054	GBP	1,362,000	GSI	11/14/2024	—	(51,487)
SEK	2,236,103	NOK	2,302,000	GSI	11/14/2024	696	—
SEK	12,360,040	NZD	1,966,000	BNP	11/14/2024	—	(14,509)
SEK	16,185,908	USD	1,575,000	BNP	11/14/2024	—	(55,092)
SEK	18,223,009	USD	1,742,000	GSI	11/14/2024	—	(30,802)
SEK	5,817,867	USD	555,927	JPM	11/14/2024	—	(9,611)
USD	822,266	AUD	1,214,000	BARC	11/14/2024	23,249	—
USD	988,085	AUD	1,465,709	BNP	11/14/2024	23,401	—
USD	19,985,281	AUD	30,208,481	BOA	11/14/2024	102,996	—
USD	107,479	AUD	161,419	GSI	11/14/2024	1,238	—
USD	16,217,903	CAD	22,255,391	BARC	11/14/2024	228,826	—
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	157,375	CAD	213,378	BNP	11/14/2024	$4,076	—
USD	8,917	CAD	12,025	BOA	11/14/2024	278	—
USD	911,961	CAD	1,243,007	GSI	11/14/2024	18,940	—
USD	13,161	CHF	11,348	BARC	11/14/2024	6	—
USD	106,215	CHF	90,646	BNP	11/14/2024	1,132	—
USD	1,999,477	CHF	1,714,150	GSI	11/14/2024	12,322	—
USD	121,059	DKK	814,288	BARC	11/14/2024	2,259	—
USD	259,324	DKK	1,751,440	BNP	11/14/2024	3,798	—
USD	17,221,663	DKK	116,952,694	BOA	11/14/2024	158,904	—
USD	148,876	DKK	990,324	GSI	11/14/2024	4,393	—
USD	7,247,677	EUR	6,482,623	BARC	11/14/2024	193,345	—
USD	6,002,712	EUR	5,421,770	BNP	11/14/2024	102,793	—
USD	1,622,108	EUR	1,469,828	BOA	11/14/2024	22,655	—
USD	2,029,720	EUR	1,840,685	GSI	11/14/2024	26,704	—
USD	121,589,320	EUR	110,785,234	JPM	11/14/2024	1,033,831	—
USD	17,037,970	GBP	13,266,958	BARC	11/14/2024	—	$(68,912)
USD	56,816	GBP	44,160	BNP	11/14/2024	—	(126)
USD	3,284,406	GBP	2,514,308	BOA	11/14/2024	42,369	—
USD	2,227,623	GBP	1,706,602	GSI	11/14/2024	27,071	—
USD	2,317,669	JPY	333,936,502	BARC	11/14/2024	117,021	—
USD	462,431	JPY	65,573,035	BNP	11/14/2024	30,304	—
USD	131,802	JPY	19,160,722	BOA	11/14/2024	5,532	—
USD	2,851,645	JPY	413,617,577	GSI	11/14/2024	125,898	—
USD	5,131,684	JPY	749,103,376	JPM	11/14/2024	195,080	—
USD	3,895,160	NOK	41,924,054	GSI	11/14/2024	83,724	—
USD	9,453,463	NZD	15,651,185	JPM	11/14/2024	98,134	—
USD	164,366	SEK	1,719,531	BARC	11/14/2024	2,897	—
USD	5,110,204	SEK	53,479,147	JPM	11/14/2024	88,342	—
USD	14,710	ZAR	274,026	BOA	11/8/2024	—	(828)
USD	362	ZAR	6,572	GSI	11/8/2024	—	(11)
ZAR	260,741	USD	14,425	BARC	11/8/2024	360	—
ZAR	6,995	USD	378	BOA	11/8/2024	18	—
ZAR	12,862	USD	698	JPM	11/8/2024	31	—
						$3,092,359	$(4,004,272)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	9

OTC	Over-the-counter
10	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2024, by major security category or type:
	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$1,040,111	$1,040,111	—	—
Canada	1,034,632	1,034,632	—	—
China	5,419,217	1,397,006	$4,022,211	—
Denmark	6,479,997	—	6,479,997	—
France	7,307,419	—	7,307,419	—
Germany	4,518,587	—	4,518,587	—
Hong Kong	198,339	—	198,339	—
Hungary	31,620	—	31,620	—
Indonesia	485,394	—	485,394	—
Ireland	6,097,787	6,097,787	—	—
Israel	1,652,770	1,652,770	—	—
Japan	4,137,198	—	4,137,198	—
Mexico	1,246,050	1,246,050	—	—
Netherlands	639,414	—	639,414	—
|	11

	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Philippines	$29,614	—	$29,614	—
South Africa	777,710	—	777,710	—
South Korea	3,671,589	$68,280	3,603,309	—
Spain	3,212,781	—	3,212,781	—
Switzerland	2,544,825	888,274	1,656,551	—
Taiwan	5,267,722	2,974,139	2,293,583	—
Thailand	540,876	—	540,876	—
United Kingdom	9,139,935	—	9,139,935	—
United States	216,823,753	216,823,753	—	—
U.S. Government and Agency obligations	10,799,204	—	10,799,204	—
Total investments in securities	$293,096,544	$233,222,802	$59,873,742	—
Derivatives:
Assets
Futures	$383,029	$383,029	—	—
Forward foreign currency contracts	3,092,359	—	$3,092,359	—
Liabilities
Futures	(3,708,616)	(3,708,616)	—	—
Forward foreign currency contracts	(4,004,272)	—	(4,004,272)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
12	|